Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues
Total net sales	$ 140,008	$ 162,133	$ 422,099	$ 471,261
Cost of revenues
Total cost of sales	77,278	96,484	234,972	273,995
Gross profit	62,730	65,649	187,127	197,266
Operating expenses
Research and development, net	24,700	23,567	74,357	69,347
Selling, general and administrative	63,495	84,880	188,731	221,173
Total operating expenses	88,195	108,447	263,088	290,520
Operating loss	(25,465)	(42,798)	(75,961)	(93,254)
Financial income (expenses), net	1,009	687	1,500	2,147
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(24,456)	(42,111)	(74,461)	(91,107)
Income tax benefit (expenses)	842	645	2,320	5,145
Share in net profits (losses) of associated companies	1,316	4,523	1,559	11,866
Net loss	$ (26,614)	$ (47,279)	$ (78,340)	$ (108,118)
Earnings Per Share, Basic	$ (0.37)	$ (0.68)	$ (1.11)	$ (1.58)
Weighted average shares outstanding - diluted	71,271	69,093	70,670	68,432
Comprehensive Loss
Net loss attributable to non-controlling interests	$ (26,614)	$ (47,279)	$ (78,340)	$ (108,118)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	3,128	(1,353)	918	482
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	(1,777)	1,066	(1,621)	(622)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1,351	(287)	(703)	(140)
Comprehensive loss attributable to Stratasys Ltd.	(25,263)	(47,566)	(79,043)	(108,258)
Products
Revenues
Total net sales	94,092	113,270	286,882	323,353
Cost of revenues
Total cost of sales	47,707	59,546	144,220	168,235
Service [Member]
Revenues
Total net sales	45,916	48,863	135,217	147,908
Cost of revenues
Total cost of sales	$ 29,571	$ 36,938	$ 90,752	$ 105,760